Stock-Based Compensation - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) employee shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Stock-Based Compensation
Options granted (in shares) | shares	0	0	0
Exercised (in shares) | shares	0
Intrinsic value of stock options exercised			$ 3
Number Of employees affected | employee	148
Incremental compensation cost	$ 8
Performance share units (PSUs)
Stock-Based Compensation
Total vest-date fair value of stock awards vested (in dollars)	$ 43	$ 36	0
Performance share units (PSUs) | Tranche one
Stock-Based Compensation
Vesting percentage (as a percent)	50.00%
Vesting period (in years)	3 years
Performance share units (PSUs) | Tranche two
Stock-Based Compensation
Vesting percentage (as a percent)	50.00%
Vesting period (in years)	4 years
Restricted Stock Units (RSUs)
Stock-Based Compensation
Total vest-date fair value of stock awards vested (in dollars)	$ 1	$ 2	$ 23
Incremental compensation cost	$ 0
2015 Equity Incentive Plan
Stock-Based Compensation
Maximum number of shares that may be granted under the Plan (in shares) | shares	20,000,000